Marketable Securities And Other Investments (Loss On Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	¥ 4,180	¥ 7,248
Available-for- sale, Gross unrealized holding losses, Less than 12 months	505	1,417
Available-for-sale, Fair value, 12 months or longer	623	45
Available-for- sale, Gross unrealized holding losses, 12 months or longer	162	8
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	14,396	15,013
Available-for- sale, Gross unrealized holding losses, Less than 12 months	100	322
Available-for-sale, Fair value, 12 months or longer	6,122	135
Available-for- sale, Gross unrealized holding losses, 12 months or longer	79	¥ 15
Held-to-maturity, Fair value, Less than 12 months	305
Held-to-maturity, Gross unrealized holding losses, Less than 12 months	2
Held-to-maturity, Fair value, 12 months or longer	0
Held-to-maturity, Gross unrealized holding losses, 12 months or longer	¥ 0